UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Trust One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2017 to June 30, 2017

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

June 30, 2017
  (unaudited)

■  CREDIT SUISSE TRUST
COMMODITY RETURN STRATEGY PORTFOLIO

Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

The Portfolio's investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Portfolio, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. The Portfolio is advised by Credit Suisse Asset Management, LLC.

Portfolio shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Portfolio investments are subject to investment risks, including loss of your investment.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report
June 30, 2017 (unaudited)

July 21, 2017

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Trust — Commodity Return Strategy Portfolio (the "Portfolio") for the six-month period ended June 30, 2017.

Performance Summary
01/01/17 – 06/30/17

Fund & Benchmark	Performance
Credit Suisse Trust — Commodity Return Strategy Portfolio[1]	-4.78%
Bloomberg Commodity Index Total Return[2]	-5.26%

Market and Strategy Review:

Commodities declined for the six-month period ended June 30, 2017. The Bloomberg Commodity Index Total Return (the "Benchmark") was down 5.26%, with 12 out of 22 index constituents trading lower.

For the six-month period ended June 30, 2017, the Portfolio outperformed the Benchmark after fees and fund expenses. Commodity strategies and underlying cash management both contributed positively to relative performance. Within the Portfolio's commodity exposure, forward curve positioning within the Energy and Agriculture sectors was the largest contributor to relative returns, while longer dated exposures in the Industrial Metals and Livestock sectors contributed modestly to performance versus the Benchmark.

Livestock was the best performing sector, up 11.36%, with the two components of the sector posting positive returns. Live Cattle increased 14.46% after the U.S. Department of Agriculture ("USDA") consistently reported higher amounts of beef exports throughout the six-month period as compared to the same period last year. Live Cattle received additional support after a late April winter storm in the U.S. Midwest reduced cattle headcount and from China's decision to end a 13-year long U.S. beef import ban, increasing demand expectations. Lean Hogs rose 6.74% also following reports of increasing U.S. pork exports paired with strong domestic pork demand, demonstrated by a decreasing amount of frozen pork in storage in the period as compared to the year prior. In addition, higher beef prices may have incentivized meat substitution to cheaper pork products.

Industrial Metals gained 6.33% for the period. The sector generally increased due to a weaker U.S. Dollar, making base metals cheaper to non-U.S. consumers, and amid strengthening industrial demand expectations out of China. The

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2017 (unaudited)

demand outlook out of China began the year strong, but then waned temporarily mid-period before picking back up in June after Chinese Premier Li Keqiang reiterated China's commitment to maintaining stability in its economy during the World Economic Forum. Aluminum increased the most in the sector, up 12.26%, after multiple provinces in China, one of the world's largest producers of the metal, issued air pollution control plans in February which included the planned suspension of production in some northern cities during the upcoming winter heating season. The Chinese government began implementing these controls in the following months, leading to multiple smelters coming offline and reducing global aluminum supplies. In addition, the U.S. Department of Commerce initiated antidumping and countervailing duty investigations of aluminum foil from China. This added to other aluminum product actions already undertaken in an attempt to restrict the flow of lower-priced aluminum supply into the U.S. Copper and Zinc also increased for the period amid tightening supplies; labor disputes in South America disrupted mining activities for copper while zinc smelters went offline as production costs outweighed the profits from refining zinc, which had been in deficit throughout the period.

Precious Metals rose 6.27%, with both Gold and Silver posting gains, as the U.S. Dollar gradually declined in the first half of 2017. Multiple terrorist attacks in Europe and the Middle East as well as continued geopolitical tensions with North Korea also increased the appeal of both metals as safe haven assets.

Agriculture declined 3.36%, led lower by Sugar. Sugar decreased the most in the Benchmark, dropping 29.87%, as favorable weather conditions throughout the period boosted sugar production in Brazil, adding to the global surplus. In addition, declining consumption from India, one of the world's largest consumers of sugar, also weighed on the crop. Coffee fell 12.48% as beneficial weather in Brazil increased the USDA's forecasts of a global surplus for the 2017/2018 season. Soybeans and its byproducts also weighed on the sector after a successful harvest in Brazil. In addition, the USDA's annual March Prospective Planting report revealed more corn-to-soybean switching within the U.S., potentially increasing future supplies. The aforementioned agricultural commodities faced additional headwinds, as producers were incentivized to sell down their stockpiles amid a sharply weaker Brazilian real.

Energy was the worst performing sector, decreasing 19.99% for the period. Natural Gas dropped 24.82% due to lower- than- expected demand during the period. Forecasts of colder-than-average temperatures for the beginning of January did not materialize while milder-than-normal weather appeared in most U.S. regions during the spring and early summer. This exacerbated already ample inventory levels. Prices of crude oil and petroleum products generally

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2017 (unaudited)

declined in the six-month period. While the OPEC-led coalition did extend its production cut agreement in May to counteract increased production from U.S. shale producers, the extension did not include more supportive terms, causing markets to reduce confidence in OPEC's ability to help bring global crude oil supplies below the five-year average. In June, increased production and oil exports out of Nigeria and Libya, two OPEC countries that were excluded from the production cut deal, added to global supplies and sent prices lower. The potential that more oil may be stored in floating storage facilities also reduced the expected speed of the global inventory decline.

Outlook:

Economic recoveries of major Western and Eastern markets seem to be broadly moving in the same direction. Reported manufacturing activity in the United States and Europe remained in expansion territory, while China seemed to have stemmed its slowing growth in June and also returned to a slight expansion, which may be supportive of base metals demand. Consumer confidence levels in the U.S. and parts of the Eurozone have steadily increased. While this has not yet translated into higher economic growth in the United States, first quarter GDP was revised up while the unemployment rate for May was revised lower. Despite the steady flow of positive economic indicators, central banks continued to be accommodative. While hinting at a possible balance sheet reduction in September, U.S. Federal Reserve ("Fed") Chair Yellen expressed intent that tightening action will be deliberately slow. Interest rates rose towards the end of the six-month period within the United States and in Europe, possibly indicating that tightening monetary conditions were finally coming. However, there is still interest rate normalization taking place. The Chinese central bank indicated from its most recent cash injection that it will continue to attempt to support its economy as it tightens credit conditions and shifts towards a consumer-driven economy, easing concerns surrounding the country's pace of economic growth.

Low energy prices have served as a drag on inflation. Markets now are waiting to see how sustainable newly restored production out of Libya and Nigeria will be, along with whether other OPEC members will act to offset this increase in supply, as they previously indicated was a possibility. In other sectors, Industrial Metals continued to be influenced by labor disputes disrupting mining production in Southeast Asia and South America, as well as environmental-related restrictions on the production of certain metals in Asia. A recent change of the Philippines' acting Environment Secretary may help ease nickel mining restrictions previously put in place, potentially increasing the supply of nickel ore in the medium term. Aluminum antidumping and countervailing duty investigations by the new U.S. administration could lead to restrictive new

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2017 (unaudited)

policies which may be supportive of prices. In Agriculture, weather-related risks, or lack thereof, remain the largest driver of returns for grains and softs. For grains, especially wheat, this risk remained acute as of the end of the period. Production of softs, however, has largely benefitted from favorable growing conditions. As the Brazilian meat scandal and corruption probe widens, the U.S. may take up more beef market share due to being viewed as a safe supplier and having competitive beef prices. The reopening of China as an export destination should also improve demand for U.S. product. Lastly, the demand for Precious Metals continues to be influenced by the strength of the U.S. Dollar, which has weakened recently despite the Fed's June interest rate hike, and safe haven demand, which has increased due to heightened geopolitical tensions and continued uncertainties around Brexit negotiations. The trend of higher interest rates may hurt precious metals demand, unless offset by greater inflation, while safe haven demand is likely to remain intact.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

The Portfolio is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Portfolio's investment in commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risk, correlation risk, derivatives risk, exposure risk, fixed income risk, focus risk, futures contracts risk, hedge exposure risk, leveraging risk, liquidity risk, interest rate risk, market risk, portfolio turnover risk, speculative exposure risk, structured note risk, subsidiary risk, swap agreements risk, U.S. government securities risk, credit risk, and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Portfolio could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Portfolio's Prospectus, which should be read carefully before investing.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2017 (unaudited)

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

The views of the Portfolio's management are as of the date of this letter and the Portfolio holdings described in this document are as of June 30, 2017; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Portfolio, without which performance would be lower. The Portfolio entered into a written contract to limit expenses to 1.05% of the Portfolio's average daily net assets through at least May 1, 2018. This limit excludes certain expenses, as set forth in the Portfolio's Prospectus.

2  The Bloomberg Commodity Index Total Return is a broadly diversified futures index currently composed of futures contracts on 22 physical commodities. The Index does not have transaction costs and investors may not invest directly in the Index.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2017 (unaudited)

Average Annual Returns as of June 30, 2017[1]
1 Year	5 Years	10 Years
(6.07)%	(9.42)%	(6.16)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratio is 1.10%. The annualized net expense ratio after fee waivers and/or expense reimbursements is 1.05%.

1  Fee waivers and/or expense reimbursements reduce expenses for the Portfolio, without which performance would be lower. The Portfolio entered into a written contract to limit expenses to 1.05% of the Portfolio's average daily net assets through at least May 1, 2018. This limit excludes certain expenses, as set forth in the Portfolio's Prospectus.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2017 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended June 30, 2017.

The table illustrates your Portfolio's expenses in two ways:

•  Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Portfolio Return. This helps you to compare the Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Semiannual Investment Adviser's Report (continued)
June 30, 2017 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended June 30, 2017

Actual Portfolio Return
Beginning Account Value 01/01/17	$1,000.00
Ending Account Value 06/30/17	$952.20
Expenses Paid per $1,000*	$5.08
Hypothetical 5% Portfolio Return
Beginning Account Value 01/01/17	$1,000.00
Ending Account Value 06/30/17	$1,019.59
Expenses Paid per $1,000*	$5.26
Annualized Expense Ratio*	1.05%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratio" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Portfolio's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Portfolio's Prospectus.

Portfolio Breakdown*

United States Agency Obligations	76.17%
United States Treasury Obligations	22.12
Short-term Investment[1]	1.71
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at June 30, 2017, if applicable.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments
June 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (71.8%)
$10,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/12/18	1.470	$10,135,633
2,500	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/18/18	1.409	2,508,577
5,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/22/18	1.337	5,010,650
4,700	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/18/18	1.500	4,713,597
2,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/19/18	1.148	2,003,848
5,687	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/22/19	1.386	5,710,664
7,200	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/25/19	1.391	7,231,068
8,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/15/19	1.309	8,432,407
3,600	Federal Farm Credit Banks(1)	(AA+, Aaa)	04/12/19	1.153	3,600,000
5,600	Federal Farm Credit Banks(1)	(AA+, Aaa)	05/08/19	1.123	5,601,014
3,600	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/19/19	1.093	3,597,890
11,600	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/19/19	1.399	11,659,694
3,600	Federal Farm Credit Banks(1)	(AA+, Aaa)	09/23/19	1.279	3,611,491
2,900	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/11/19	1.297	2,915,274
5,200	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/24/19	1.396	5,227,815
7,900	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/25/19	1.096	7,917,088
4,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/26/20	1.416	4,022,712
4,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/05/21	1.426	4,041,208
4,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	11/23/21	1.476	4,434,729
800	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/18/22	1.449	803,782
8,050	Federal Farm Credit Banks(1)	(AA+, Aaa)	12/08/23	1.489	8,111,929
9,100	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	07/27/17	1.015	9,093,329
5,100	Federal Home Loan Banks(1)	(AA+, Aaa)	10/25/17	1.076	5,102,351
4,800	Federal Home Loan Banks(1)	(AA+, Aaa)	10/27/17	1.100	4,802,400
5,200	Federal Home Loan Banks(1)	(AA+, Aaa)	11/24/17	1.286	5,204,716
5,300	Federal Home Loan Banks(1)	(AA+, Aaa)	12/07/17	1.159	5,305,326
4,300	Federal Home Loan Banks(1)	(AA+, Aaa)	01/04/18	1.120	4,304,180
5,700	Federal Home Loan Banks(1)	(AA+, Aaa)	09/20/18	1.154	5,705,318
6,000	Federal Home Loan Banks(1)	(AA+, Aaa)	07/01/20	1.424	6,042,420
1,500	Federal Home Loan Banks(1)	(AA+, Aaa)	09/28/20	1.372	1,503,134
5,800	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	01/08/18	1.125	5,806,386
4,600	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	03/08/18	1.239	4,608,312
2,425	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.050	2,419,922
6,400	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	07/17/18	0.928	6,401,184
5,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/27/18	1.000	5,480,937
2,300	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/21/18	1.000	2,290,349
2,600	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	02/22/19	1.000	2,599,623
8,500	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	04/26/19	1.000	8,494,849
2,000	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	07/19/17	0.985	1,999,015
6,700	Federal National Mortgage Association(1)	(AA+, Aaa)	01/11/18	1.128	6,705,923
5,200	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	5,184,577
3,400	Federal National Mortgage Association	(AA+, Aaa)	02/26/19	1.250	3,391,500
14,000	Federal National Mortgage Association(1)	(AA+, Aaa)	02/28/19	1.222	14,027,692
17,100	Federal National Mortgage Association(1)	(AA+, Aaa)	03/08/19	1.089	17,126,026
8,000	Federal National Mortgage Association(1)	(AA+, Aaa)	03/13/20	1.086	8,005,304
6,700	Federal National Mortgage Association(1)	(AA+, Aaa)	03/25/20	1.136	6,700,898
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $259,044,095)					259,596,741

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (20.9%)
$6,500	United States Treasury Floating Rate Notes(1),(3),(4)	(AA+, Aaa)	01/31/18	1.275	$6,511,524
7,000	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	04/30/18	1.193	7,012,481
4,000	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	07/31/18	1.177	4,007,628
18,000	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	10/31/18	1.173	18,034,200
15,800	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	01/31/19	1.143	15,823,811
24,000	United States Treasury Floating Rate Notes(1)	(AA+, Aaa)	04/30/19	1.073	23,999,400
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $75,316,704)					75,389,044
SHORT-TERM INVESTMENTS (1.6%)
5,839	State Street Bank and Trust Co. Euro Time Deposit (Cost $5,839,335)		07/03/17	0.090	5,839,335
TOTAL INVESTMENTS AT VALUE (94.3%) (Cost $340,200,134)					340,825,120
OTHER ASSETS IN EXCESS OF LIABILITIES (5.7%)					20,705,710
NET ASSETS (100.0%)					$361,530,830

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is as of June 30, 2017.

(2)  Step Bond — The interest rate shown is as of June 30, 2017 and will reset at a future date.

(3)  At June 30, 2017, $7,816,139 in the value of these securities has been pledged as collateral for open swap contracts.

(4)  At June 30, 2017, $2,504,433 in the value of this security has been pledged as collateral with a Futures Commission Merchant ("FCM").

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
June 30, 2017 (unaudited)

Commodity Index Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Net Unrealized Appreciation (Depreciation)
USD	$12,073,848	07/20/17	Bank of America	Bloomberg Commodity Index 2 Month Forward Total Return	1.16%	$440,935
USD	27,833,604	07/20/17	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return	1.26%	1,046,843
USD	4,653,934	07/20/17	Bank of America	Bloomberg Commodity Index Total Return	1.10%	173,542
USD	16,233,978	07/20/17	CIBC	Bloomberg Commodity Index Total Return	1.12%	605,273
USD	12,402,985	07/20/17	CIBC	Bloomberg Commodity Index 2 Month Forward Total Return	1.17%	452,924
USD	12,483,609	07/20/17	Citigroup	Bloomberg Commodity Index Total Return	1.12%	465,443
USD	36,178,977	07/20/17	Citigroup	Bloomberg Commodity Index 2 Month Forward Total Return	1.17%	1,321,161
USD	10,399,632	07/20/17	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	1.16%	379,793
USD	12,984,972	07/20/17	JPMorgan Chase	Bloomberg Commodity Index Total Return	1.10%	484,200
USD	3,846,949	07/20/17	Macquarie	Bloomberg Commodity Index Total Return	1.09%	143,459
USD	36,360,426	07/20/17	Macquarie	Macquarie Commodity Customized Product 112T Index	1.26%	1,372,317
USD	3,000,000	07/20/17	Macquarie	Macquarie Commodity Customized Product 112T Index	1.26%	81,322
USD	38,103,955	07/20/17	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	1.18%	1,391,362
USD	1,968,563	07/20/17	Royal Bank of Canada	Bloomberg Commodity Index Total Return	1.12%	73,397
USD	9,075,342	07/20/17	Royal Bank of Canada	Bloomberg Commodity Index 2 Month Forward Total Return	1.20%	331,341
USD	19,438,995	07/20/17	Societe Generale	Bloomberg Commodity Index Total Return	1.12%	724,770
USD	23,723,244	07/20/17	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	1.20%	866,135
USD	33,708,452	07/20/17	Societe Generale	Societe Generale P04 TR Index	1.26%	1,265,072
USD	21,567,759	07/20/17	UBS	Bloomberg Commodity Index Total Return	1.11%	804,193
USD	12,957,157	07/20/17	UBS	Bloomberg Commodity Index 2 Month Forward Total Return	1.15%	473,225
						$12,896,707

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Assets and Liabilities
June 30, 2017 (unaudited)

Assets
Investments at value (Cost $340,200,134) (Note 2)	$340,825,120
Cash	1,110,007
Cash segregated at brokers for swap contracts (Note 2)	6,660,019
Unrealized appreciation on open swap contracts (Note 2)	12,896,707
Interest receivable	448,222
Receivable for Portfolio shares sold	28,819
Prepaid expenses and other assets	9,414
Total assets	361,978,308
Liabilities
Investment management fee payable (Note 3)	155,450
Administrative services fee payable (Note 3)	15,382
Shareholder servicing/Distribution fee payable (Note 3)	72,415
Trustees' fee payable	6,567
Payable for Portfolio shares redeemed	3,725
Accrued expenses	193,939
Total liabilities	447,478
Net Assets
Capital stock, $.001 par value (Note 6)	95,613
Paid-in capital (Note 6)	390,977,408
Distributions in excess of net investment income	(145,554)
Accumulated net realized loss from investments, futures contracts and swap contracts	(42,918,330)
Net unrealized appreciation from investments and swap contracts	13,521,693
Net assets	$361,530,830
Shares outstanding	95,613,406
Net asset value, offering price and redemption price per share	$3.78

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Operations
For the Six Months Ended June 30, 2017 (unaudited)

Investment Income
Interest	$1,696,290
Securities lending (net of rebates)	761
Total investment income	1,697,051
Expenses
Investment advisory fees (Note 3)	1,035,198
Administrative services fees (Note 3)	31,233
Shareholder servicing/Distribution fees (Note 3)	438,643
Transfer agent fees (Note 3)	189,144
Printing fees	142,648
Audit and tax fees	30,218
Legal fees	21,907
Trustees' fees	21,328
Custodian fees	14,845
Commitment fees (Note 4)	5,044
Insurance expense	3,868
Miscellaneous expense	502
Total expenses	1,934,578
Less: fees waived (Note 3)	(92,278)
Net expenses	1,842,300
Net investment loss	(145,249)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	2,040,339
Net realized gain from futures contracts	25,140
Net realized loss from swap contracts	(26,545,025)
Net change in unrealized appreciation (depreciation) from investments	(1,665,558)
Net change in unrealized appreciation (depreciation) from futures contracts	74,904
Net change in unrealized appreciation (depreciation) from swap contracts	8,864,263
Net realized and unrealized loss from investments, futures contracts and swap contracts	(17,205,937)
Net decrease in net assets resulting from operations	$(17,351,186)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
From Operations
Net investment loss	$(145,249)	$(1,095,931)
Net realized gain (loss) from investments, futures contracts and swap contracts	(24,479,546)	30,948,691
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	7,273,609	5,958,497
Net increase (decrease) in net assets resulting from operations	(17,351,186)	35,811,257
From Dividends
Dividends from net investment income	(33,847,314)	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	38,754,665	51,657,341
Reinvestment of dividends	33,847,314	—
Net asset value of shares redeemed	(6,990,669)	(15,185,554)
Net increase in net assets from capital share transactions	65,611,310	36,471,787
Net increase in net assets	14,412,810	72,283,044
Net Assets
Beginning of period	347,118,020	274,834,976
End of period	$361,530,830	$347,118,020
Undistributed (Overdistributed) net investment income	$(145,554)	$33,847,009

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Consolidated Financial Highlights
(For a Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2017	For the Year Ended December 31,
	(unaudited)	2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$4.38	$3.91	$5.22	$6.29	$7.01	$7.16
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.00)[2]	(0.01)	(0.03)	(0.05)	(0.05)	(0.06)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	(0.21)	0.48	(1.28)	(1.02)	(0.67)	(0.09)
Total from investment operations	(0.21)	0.47	(1.31)	(1.07)	(0.72)	(0.15)
LESS DIVIDENDS
Dividends from net investment income	(0.39)	—	—	—	—	—
Total dividends	(0.39)	—	—	—	—	—
Net asset value, end of period	$3.78	$4.38	$3.91	$5.22	$6.29	$7.01
Total return[3]	(4.78)%	12.02%	(25.10)%	(17.01)%	(10.27)%	(2.09)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$361,531	$347,118	$274,835	$273,055	$257,040	$93,435
Ratio of net expenses to average net assets	1.05%[4]	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment loss to average net assets	(0.08)%[4]	(0.35)%	(0.73)%	(0.83)%	(0.83)%	(0.80)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%[4]	0.02%	0.04%	0.05%	0.28%	0.15%
Portfolio turnover rate	38%	113%	113%	96%	41%[5]	84%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns do not reflect charges and expenses attributable to any particular variable contract or plan. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover calculation does not include $170,753,807 of in-kind subscription.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements
June 30, 2017 (unaudited)

Note 1. Organization

Credit Suisse Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), which currently offers the Commodity Return Strategy Portfolio (the "Portfolio"). The Portfolio is a non-diversified, open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return (the "Benchmark"). Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Portfolio, is registered as a commodity pool operator with the Commodity Futures Trading Commission. The Portfolio intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund II, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Portfolio and the accompanying financial statements reflect the financial position of the Portfolio and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Portfolio and the Subsidiary and all intercompany transactions and balances have been eliminated. The Portfolio may invest up to 25% of its total assets in the Subsidiary. As of June 30, 2017, the Portfolio held $70,917,042 in the Subsidiary, representing 19.6% of the Portfolio's consolidated net assets. For the six months ended June 30, 2017, the net realized loss on securities and other financial instruments held in the Subsidiary was $26,508,673.

Subsequent references to the Portfolio within the Notes to Consolidated Financial Statements collectively refer to the Portfolio and the Subsidiary.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2017 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Portfolio is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. If

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved and established by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Portfolio's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$259,596,741	$—	$259,596,741
United States Treasury Obligations	—	75,389,044	—	75,389,044
Short-term Investment	—	5,839,335	—	5,839,335
	$—	$340,825,120	$—	$340,825,120

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

Assets	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Swap Contracts**	$—	$12,896,707	$—	$12,896,707

*  Other financial instruments include unrealized appreciation (depreciation) on swap contracts.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

For the six months ended June 30, 2017, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a portfolio's financial position, financial performance and cash flows. For the six months ended June 30, 2017, the Portfolio's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Value of Derivative Instruments as of June 30, 2017

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Commodity Index Return Contracts	Unrealized appreciation on open swap contracts	$12,896,707	Unrealized depreciation on open swaps contracts	$—

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain (Loss)	Location	Net Unrealized Appreciation (Depreciation)
Commodity Index Return Contracts	Net realized gain from futures contracts	$25,140	Net change in unrealized appreciation (depreciation) from futures contracts	$74,904
	Net realized loss from swap contracts	(26,545,025)	Net change in unrealized appreciation (depreciation) from swap contracts	8,864,263
		$(26,519,885)		$8,939,167

The notional amount of futures contracts and swap contracts outstanding at June 30, 2017 is reflected in the Consolidated Schedule of Investments. For the six months ended June 30, 2017, the Portfolio held average monthly notional values on a net basis of $1,943,487, $1,950,513 and $346,788,691 in long futures contracts, short futures contracts and swap contracts, respectively.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Portfolio is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Portfolio. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Portfolio's derivative assets, net of related collateral held by the Portfolio, at June 30, 2017:

Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Bank of America	$1,661,320	$—	$—	$—	$1,661,320
CIBC	1,058,197	—	—	—	1,058,197
Citigroup	1,786,604	—	—	—	1,786,604
JPMorgan Chase	863,993	—	—	—	863,993
Macquarie	1,597,098	—	—	—	1,597,098
Morgan Stanley	1,391,362	—	—	—	1,391,362
Royal Bank of Canada	404,738	—	—	—	404,738
Societe Generale	2,855,977	—	—	—	2,855,977
UBS	1,277,418	—	—	—	1,277,418
	$12,896,707	$—	$—	$—	$12,896,707

(a)  Swap contracts are included.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Portfolio's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Portfolio may seek to track the performance of the Benchmark through investing in structured notes designed to track the performance of the Benchmark. The Portfolio may, through its investment in the Subsidiary, seek to track the performance of the Benchmark by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Portfolio has obtained a private letter ruling from the Internal Revenue Service which confirms that its investment in the Subsidiary produces Qualifying Income.

If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns.

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio's financial statements. The Portfolio's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) SHORT-TERM INVESTMENTS — The Portfolio, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Portfolio's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. The Portfolio may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the change in the value of the underlying instrument. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At June 30, 2017, there were no open futures contracts.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Portfolio's pro

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Portfolio may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Portfolio's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio's exposure to the counterparty. Therefore, the Portfolio considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Portfolio may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Portfolio may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Portfolio's open swap contracts are disclosed in the Consolidated Schedule of

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

Investments. At June 30, 2017, the amount of restricted cash held at brokers related to open swap contracts was $6,660,019.

I) SECURITIES LENDING — The initial collateral received by the Portfolio is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Portfolio and any additional required collateral is delivered to the Portfolio, or excess collateral returned by the Portfolio, on the next business day. Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Portfolio's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Portfolio to act as the Portfolio's securities lending agent. The Portfolio's securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At June 30, 2017, there were no securities out on loan.

During the six months ended June 30, 2017, total earnings from the Portfolio's investment in cash collateral received in connection with securities lending arrangements was $943, of which $0 was rebated to borrowers (brokers). The Portfolio retained $761 in income from the cash collateral investment, and SSB, as lending agent, was paid $182.

J) OTHER — In the normal course of business the Portfolio trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio's

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio's Consolidated Statement of Assets and Liabilities.

K) NEW ACCOUNTING PRONOUNCEMENTS — On August 26, 2016, Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2016-15, "Statement of Cash Flows (Topic 230), a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-15"). ASU 2016-15 is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The issues addressed in ASU 2016-15 are: debt prepayment or debt extinguishment costs, settlement of zero-coupon debt instruments, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investments, beneficial interests in securitization transactions; and, separately identifiable cash flows and application of the predominance principle. ASU 2016-15 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In November 2016, FASB issued Accounting Standards Update No. 2016-18, "Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB's Emerging Issues Task Force" ("ASU 2016-18"). ASU 2016-18 requires that a statement of cash flows explains the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the impact, if any, of applying this provision.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2017 (unaudited)

Note 2. Significant Accounting Policies (continued)

date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Portfolio's financial statements and related disclosures.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of June 30, 2017, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Portfolio. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Portfolio at an annual rate of 0.59% of the Portfolio's average daily net assets. Credit Suisse has contractually agreed to limit expenses so that the Portfolio's annual operating expenses do not exceed 1.05% of the Portfolio's average daily net assets. For the six months ended June 30, 2017, investment advisory and administration fees earned and waived were $1,035,198 and $92,278, respectively. The Portfolio is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Portfolio to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before May 1, 2018.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at June 30, 2017 are as follows:

Fee waivers/expense reimbursements subject to recoupment	Expires December 31, 2017	Expires December 31, 2018	Expires December 31, 2019	Expires December 31, 2020
$421,096	$153,655	$102,268	$72,895	$92,278

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Portfolio's shares. Pursuant to a distribution

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2017 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

plan adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets. For the six months ended June 30, 2017, the Portfolio paid Rule 12b-1 distribution fees of $438,643.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Portfolio and receive compensation from the Portfolio. For the six months ended June 30, 2017, the Portfolio paid $112,859, which is included within transfer agent fees in the Consolidated Statement of Operations.

Note 4. Line of Credit

The Portfolio, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2017 and during the six months ended June 30, 2017, the Portfolio had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2017, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$7,164,130	$136,226,320	$114,000,268

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notes to Consolidated Financial Statements (continued)
June 30, 2017 (unaudited)

Note 6. Capital Share Transactions

The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. Transactions in capital shares of the Portfolio were as follows:

	For the Six Months Ended June 30, 2017 (unaudited)	For the Year Ended December 31, 2016
Shares sold	9,080,143	12,607,444
Shares issued in reinvestment of dividends and distributions	8,954,316	—
Shares redeemed	(1,626,315)	(3,621,694)
Net increase	16,408,144	8,985,750

On June 30, 2017, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

Number of Shareholders	Approximate Percentage of Outstanding Shares
4	97%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Shareholder Meeting Results (unaudited)

A special meeting of shareholders of the Portfolio was held at One Madison Avenue, 11th Floor, New York, NY 10010 on March 14, 2017. The following matter was voted upon by the shareholders of the Portfolio and the results are presented below. The proposal was approved.

To Elect the Following Nominees as Trustees:

	FOR	WITHHELD
Laura A. DeFelice	76,599,253	2,482,609
Mahendra R. Gupta	76,327,041	2,754,821
John G. Popp	76,763,787	2,318,075
Total Eligible Shares	79,205,262
Total Shares Voted	79,081,862
% of Shares Voted	99.84%

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 23, 2017.

Credit Suisse Trust — Commodity Return Strategy Portfolio
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Portfolio's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolio's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  TRCOM-SAR-0617

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, One Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable.

(a)(2)      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)      Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	August 24, 2017

/s/Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer
Date:	August 24, 2017